Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Commitments and contingencies
Commitments and contingencies

16. Commitments and contingencies

(a) Commitments

As at December 31, 2023, and in the normal course of business, the Company has obligations to make future payments representing contracts and other commitments that are known and committed as follows:

2024	$2,620
$2,620

The Company has entered into a manufacturing and supply agreement to purchase a minimum quantity of AGGRASTAT® unfinished product inventory totaling US$150 annually (based on current pricing) until 2024 and a minimum quantity of AGGRASTAT® finished product inventory totaling €490 annually, based on current pricing. As at December 31, 2023, the Company had committed to acquiring €1,615 of AGGRASTAT® finished product inventory, which is scheduled to be received by the Company subsequent to year-end.

On December 28, 2022, the Company entered into a technology services agreement with its manufacturer of AGGRASTAT® as part of the Company’s decision to transfer the manufacturing of all strengths of AGGRASTAT® to one supplier. The total value of the commitment is €872, and is only due if certain milestones within the agreement are met. As at December 31, 2023, included within accounts payable and accrued liabilities on the consolidated statement of financial position is $382 in relation to the technology services agreement (2022 – $314).

During the year ended December 31, 2023 the Company renewed its business and administration services agreement with GVI - CDS, as described in note 17(b), under which the Company is committed to pay $7 per month or $85 per year for a one-year term.

Contracts with contract research organizations are payable over the terms of the associated agreements and clinical trials, and timing of payments is largely dependent on various milestones being met, such as the number of patients recruited, number of monitoring visits conducted, the completion of certain data management activities, trial completion, and other trial-related activities.

On October 31, 2017, the Company acquired an exclusive license to sell and market PREXXARTAN® (valsartan) oral solution in the United States and its territories with a seven-year term, with extensions to the term available, which had been granted tentative approval by the FDA, and which was converted to final approval during 2017. The Company acquired the exclusive license rights for an upfront payment of US$100, with an additional US$400 payable on final FDA approval, and will be obligated to pay royalties and milestone payments from the net revenues of PREXXARTAN®. The US$400 payment was on hold pending resolution of a dispute between the licensor and the third-party manufacturer of PREXXARTAN® and was recorded within accounts payable and accrued liabilities on the consolidated statements of financial position.Due to a breach in the contract by counterparty, the Company terminated the contract and recorded a reversal of the US$400 that was recorded in accounts payable and accrued liabilities. As a result, a recovery of $491 was recorded within research and development expenses on the consolidated statement of net income (loss) and comprehensive income (loss) for the year ended December 31, 2021.

(b) Guarantees

The Company periodically enters into research agreements with third parties that include indemnification provisions customary in the industry. These guarantees generally require the Company to compensate the other party for certain damages and costs incurred as a result of claims arising from research and development activities undertaken on behalf of the Company. In some cases, the maximum potential amount of future payments that could be required under these indemnification provisions could be unlimited. These indemnification provisions generally survive termination of the underlying agreement. The nature of the indemnification obligations prevents the Company from making a reasonable estimate of the maximum potential amount it could be required to pay. Historically, the Company has not made any indemnification payments under such agreements and no amount has been accrued in the consolidated financial statements with respect to these indemnification obligations.

(c) Royalties

As a part of the Birmingham debt settlement described in note 10, beginning on July 18, 2011, the Company is obligated to pay a royalty to Birmingham based on future commercial AGGRASTAT® sales until 2023. The royalty is based on 4% of the first $2,000 of quarterly AGGRASTAT® sales, 6% on the portion of quarterly sales between $2,000 and $4,000 and 8% on the portion of quarterly sales exceeding $4,000 payable within 60 days of the end of the preceding three-month periods ended February 28, May 31, August 31 and November 30. Birmingham has a one‑time option to switch the royalty payment from AGGRASTAT® to a royalty on the sale of MC‑1. Management has determined there is no value to the option to switch the royalty to MC‑1 as the product is not commercially available for sale and due to the extended long-term development timeline associated with commercialization of the product. On May 1, 2023, the royalty obligation for AGGRASTAT® concluded, as a result, the Company does not have any royalty obligation recorded with regards to AGGRASTAT®. Royalties for the year ended December 31, 2023 totaled $105 (2022 – $506; 2021 – $464) with payments made during the year ended December 31, 2023 of $256 (2022 – $1,056; 2021 – $99).

With the acquisition of ZYPITAMAG® (note 8), completed on September 30, 2019, the Company is obligated to pay royalties to Zydus subsequent to the acquisition date on net sales of ZYPITAMAG®until a generic pitavastatin has been introduced within the territory in which the product is sold. During the year ended December 31, 2023, management of the Company had determined that a generic pitavastatin had been introduced within a territory in which the Company had the rights to sell ZYPITAMAG®. As a result, the Company recognized a recovery through cost of goods sold of $234, which represented the accrued royalty expenditures relating to the sale of ZYPITAMAG®, subsequent to the date in which the first generic pitavastatin received approval within the Company’s current sales territory. During the year ended December 31, 2022, the Company expensed $151 (2021 - $62) in royalties with regards to ZYPITAMAG® which is recorded within cost of goods sold on the consolidated statements of net income (loss) and comprehensive income (loss). As at December 31, 2023, the Company does not have any amounts (2022 - $237) included within accounts payable and accrued liabilities on the consolidated statements of financial position.

(d) Contingencies

In the normal course of business, the Company may from time to time be subject to various claims or possible claims. Although management currently believes there are no claims or possible claims that if resolved would either individually or collectively result in a material adverse impact on the Company’s financial position, results of operations, or cash flows, these matters are inherently uncertain and management’s view of these matters may change in the future.

As of December 31, 2023, the Company has identified the following potential contingent liability:

Telephone Consumer Protection Act (“TCPA) Litigation

During the year ended December 31, 2023, a class action claim was filed in Missouri state court against the Company’s subsidiary, with regards to an unsolicited fax advertisement which has been claimed to be in violation of the federal TCPA legislation. At this time, the Company is unable to assess the potential outcome of this litigation, and as a result, has not recorded any provisions for this potential liability as at December 31, 2023.